Semi
Annual
Report

                                                              January 31, 1998

Franklin Templeton
Fund Allocator Series

  Franklin Templeton Conservative Target Fund
  Franklin Templeton Moderate Target Fund
  Franklin Templeton Growth Target Fund

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



GRAPHIC PICTURE OMITTED



Donald P. Gould
President and Portfolio Manager
Franklin Templeton
Fund Allocator Series

CONTENTS

Shareholder Letter.................................     1

Fund Reports

 Franklin Templeton
 Conservative Target Fund ..........................    4

 Franklin Templeton
 Moderate Target Fund ..............................   12

 Franklin Templeton
 Growth Target Fund ................................   20

Financial Highlights &
Statement of Investments...........................    28

Financial Statements ..............................    37

Notes to
Financial Statements ..............................    40


SHAREHOLDER LETTER

Dear Shareholder:

We are pleased to present the semi-annual report for the Franklin Templeton Fund Allocator Series, composed of the Conservative Target Fund, the Moderate Target Fund, and the Growth Target Fund, for the six-month period ended January 31, 1998.

Most financial markets around the world experienced significant turmoil during the reporting period. In particular, Asian stock and currency markets plunged, with stock market indices in South Korea, Thailand, Indonesia and Malaysia falling more than 65% from July 31, 1997 to their January lows.* Other global markets also felt the effects of the so-called "Asian contagion." Latin American equities fell sharply, as did natural resources and precious metals stocks around the world. Not surprisingly, funds investing in emerging market equities suffered more than others, reminding investors that high risk does indeed accompany the potentially high returns of many developing markets.

Developed markets outside the U.S. also sustained significant losses. In the U.S., investors debated whether an economic slowdown in Asia would lead to slower corporate earnings growth and possibly lower price-earnings multiples. As a result, the U.S. equity market, as a whole, rose modestly while exhibiting significant volatility over the period.


*Source: Bloomberg. Price changes measured in U.S. dollars.

"Each Target Fund investment portfolio is carefully diversified with downside risk protection in mind."

A much clearer consensus emerged regarding the impact of slower growth on the bond market. Many investors anticipated reduced demand for credit, and increased their allocations of more conservative assets such as bonds. This resulted in rising bond prices and declining interest rates throughout most of the period under review. Consequently, fixed-income investments and interest-rate sensitive stocks were among the best performing asset categories for the six-month reporting period.

Within this environment, the three Target Funds performed within our expectations, although they also suffered some of the ill effects of the Asian meltdown. Each Target Fund investment portfolio is carefully diversified with downside risk protection in mind. In light of the substantial volatility and significant declines in foreign equity markets during the reporting period, we are pleased with the degree to which each Fund preserved investor capital. Listed below is the Class I total return for each Fund for the six-months ended January 31, 1998, excluding sales charges. Complete information on the returns for both share classes, including sales charges, are shown in the Performance Summaries beginning on pages 8, 16, and 24.

In the long run, we expect the ranking of the Funds' returns to correspond with their relative risk levels. That is, we would expect the Growth Target Fund to have the highest total return among the three funds and the Conservative Target Fund to have the lowest. However, in shorter periods, that relationship can easily be reversed, reflecting the higher level of risk we must assume in seeking higher long-term returns. Such was the case over the reporting period, as shown in the table above. The sources of each Target Fund's absolute and relative performance are discussed in detail in the individual fund discussions following this letter.

                                              Total Return*
Class I Shares                              (7/31/97-1/31/98)
-------------------------------------------------------------
Franklin Templeton Conservative Target Fund       2.05%

Franklin Templeton Moderate Target Fund           0.61%

Franklin Templeton Growth Target Fund            -0.59%*


*Total Return represents the change in value of an investment during the period indicated, does not include sales charges, and assumes reinvestment of dividends and capital gains at net asset value.

I am pleased to report that the three Target Funds continued their steady growth, and total net assets for the Fund Allocator Series exceeded $62 million as of January 31, 1998. We appreciate your participation in the Funds and welcome any comments or suggestions you may have. Thank you for investing with us.


Sincerely,



Donald P. Gould

President and Portfolio Manager
Franklin Templeton Fund Allocator Series

The investment objective of each Fund is the highest level of long-term total return that is consistent with an acceptable level of risk. Each Fund will pursue its investment objective through active asset allocation, implemented primarily with investments in a combination of Franklin Templeton funds.

The Funds all pursue the same investment objective, but with different levels of risk and return. Each Fund is designed to be a long-term investment. The objectives of each Fund compare the three Funds' levels of risk and return relative to one another and are not intended to imply any particular absolute level of risk or return for any Fund.


FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

--------------------------------------------------------------------------------
Your Fund's Objective: The Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.
--------------------------------------------------------------------------------

During the six months under review, the Fund's Class I shares had a +2.05% cumulative total return, as discussed in the Performance Summary on page 8. This performance was affected both by its asset allocation and by securities selection within the various underlying funds in which it was invested.1

Asset Allocation

The Fund benefited from an above average exposure to U.S. equities and a below average allocation to cash equivalents, such as money market instruments. Despite their recent volatility, U.S. equities turned in a positive performance for the six months under review, although at a lower level than in recent periods. Specifically, the unmanaged Standard & Poor's(R) 500 Stock Index (S&P 500(R)) produced a 3.56% return for the six-month period, compared with 22.55% for the preceding six months. Also helping the Fund's total return was its modest allocation to utility and real estate stocks, which performed very well.

1. See Note on page 7.

You may find a complete listing of the Fund's portfolio holdings, including the number of shares and dollar value, beginning on page 30 of this report.

The Fund's performance was adversely affected by a slight overweighting in international equities and a somewhat lighter than average exposure to fixed-income securities. The period was a difficult and volatile one for foreign markets. The unmanaged Morgan Stanley Capital International (MSCI(R)) Europe, Australasia and Far East (EAFE) Index, which includes stock markets of industrialized countries outside the U.S., retreated 5.69%, and the MSCI Emerging Markets Index, which includes stocks in developing economies, declined 32.83%, reflecting the turmoil in Southeast Asian equity and currency markets, as well as other emerging markets. U.S. bonds benefited from the anticipated deflationary effects of the Asian slowdown, with the Lehman Brothers Government/Corporate Bond Index gaining 5.12% over the period.

Securities Selection2

The Fund's two largest equity fund investments during the period were Mutual Shares Fund and Mutual Discovery Fund, which together comprised approximately 25% of its average assets. Mutual Shares outperformed the S&P 500 during the six months under discussion, while Mutual Discovery shares modestly lagged the index, with returns of 4.55% and 3.49%, respectively. The Fund's next largest domestic equity position was Franklin Growth Fund, whose shares nearly matched the S&P 500, as it earned a total return of 3.47%. Hampering the Conservative Target Fund's performance somewhat was the subpar performance of our holdings in Templeton Foreign Fund, -6.24%, and Templeton Developing Markets Trust, -33.94%, which accounted for roughly 5% and 2%, respectively, of assets over the period.3

2. All references to underlying funds refer to Advisor Class or Class Z shares of such funds.

3. Total returns on all underlying Franklin Templeton Advisor Class and Mutual Series Class Z shares are based on each fund's net asset value as of the opening and close of the period. Calculations include reinvested dividends and capital gains, and the deduction of fees and expenses applicable only to that class.




GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT




On the fixed-income side, the Fund's three largest investments were Templeton Global Bond Fund, Franklin's AGE High Income Fund, and Franklin U.S. Government Securities Fund, which together averaged about 38% of the Fund's assets over the period. The latter two funds' shares returned 4.60% and 3.96%, respectively, modestly below our U.S. fixed-income benchmark, the Lehman Brothers Government/Corporate Bond Index, which gained 5.12% for the period. These two funds exhibit relatively short portfolio durations compared with the benchmark, which reduces the extent to which they may benefit from declining interest rates. (Of course, these funds were also less exposed to the potential damage from rising rates.) The Templeton Global Bond Fund's performance of 1.92% was dampened somewhat by the strength of the U.S. dollar relative to major foreign currencies.

Conclusion

On balance, our asset allocation and the security selection of the underlying funds had a generally neutral impact on the Fund's relative performance over the period.

Despite recent weakness in foreign equity and currency markets, we firmly believe that global diversification can enhance the risk/return characteristics of investment portfolios. The Fund will continue to invest internationally, allocating assets to both equity and fixed-income funds, although the allocations to each will vary over time.

Please remember that this discussion reflects our views and opinions as of January 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy. The Fund may invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

Note: The discussion above provides a general overview of the primary sources of investment return for the Conservative Target Fund for the six-month period ended January 31, 1998 and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment objectives over much longer time horizons than the period under review. Therefore, it is likely that the performance of the Fund, the underlying funds, and the associated indexes for any single six-month period will vary considerably from the long-term objectives and/or expectations of the portfolio managers. Past performance is not necessarily an indication of future performance and, in particular, recent short-term performance is not a reliable indicator of future long-term performance. No conclusions, positive or negative, should be drawn from the preceding analysis regarding the efficacy of the investment strategy of either the Fund or the underlying funds in which it invests.


PERFORMANCE SUMMARY

Class I

Franklin Templeton Conservative Target Fund - Class I produced a +2.05% cumulative total return for the six-month period ended January 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, decreased $0.15, from $10.87 on July 31, 1997, to $10.72 on January 31, 1998. During the reporting period, shareholders received per-share distributions of 30.8 cents ($0.308) in income dividends, 3.1 cents ($0.031) in short-term capital gains, and 2.9 cents ($0.029) in long-term capital gains. Distributions will vary depending on income earned by the Fund, any profits realized from the sale of securities in the portfolio, the level of the Fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.


Franklin Templeton Conservative Target Fund - Class I
Periods ended 1/31/98

                                                               Since
                                                             Inception
                                         1-YEAR             (12/31/96)
-----------------------------------------------------------------------
Cumulative Total Return1                  9.69%               11.44%

Average Annual Total Return2              4.74%                5.92%

Value of $10,000 Investment3            $10,474              $10,644


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.50% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the sales charge.

Note: The Fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the Fund's direct operating expenses so that these expenses do not exceed 0.75%. Absent this agreement, this Fund's direct operating expenses would have been higher and the total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees, under conditions noted in the Fund's prospectus.

All total returns assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Class II

Franklin Templeton Conservative Target Fund - Class II produced a +1.60% cumulative total return for the six-month period ended January 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $0.16, from $10.81 on July 31, 1997, to $10.65 on January 31, 1998. During the reporting period, shareholders received per-share distributions of 26.89 cents ($0.2689) in income dividends, 3.1 cents ($0.031) in short-term capital gains, and 2.9 cents ($0.029) in long-term capital gains. Distributions will vary depending on income earned by the Fund, any profits realized from the sale of securities in the portfolio, the level of the Fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.


Franklin Templeton Conservative Target Fund - Class II
Periods ended 1/31/98

                                                               Since
                                                             Inception
                                         1-YEAR             (12/31/96)
-----------------------------------------------------------------------
Cumulative Total Return1                 8.47%                10.21%
Average Annual Total Return2             6.43%                 7.47%
Value of $10,000 Investment3           $10,643               $10,813

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

Note: The Fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the Fund's direct operating expenses so that these expenses do not exceed 1.50%. Absent this agreement, this Fund's direct operating expenses would have been higher and the total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees, under conditions noted in the Fund's prospectus.

All total returns assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN TEMPLETON
MODERATE TARGET FUND

--------------------------------------------------------------------------------
Your Fund's Objective: The Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.
--------------------------------------------------------------------------------

"The Fund benefited from an above average exposure to U.S. equities."

During the six months under review, the Fund's Class I shares had a +0.61% cumulative total return, as discussed in the Performance Summary on page 16. This performance was affected both by its asset allocation and by securities selection within the various underlying funds in which it was invested.1

Asset Allocation

The Fund benefited from an above average exposure to U.S. equities. Despite their recent volatility, U.S. equities turned in a positive performance for the six months under review, although at a lower level than in recent periods. Specifically, the unmanaged Standard & Poor's(R) 500 Stock Index (S&P 500(R)) produced a 3.56% return for the six-month period, compared with 22.55% for the preceding six months. Also helping the Fund's total return was its modest allocation to utility and real estate stocks, which performed very well.


1. See Note on page 15.

You may find a complete listing of the Fund's portfolio holdings, including the number of shares and dollar value, beginning on page 33 of this report.

The Fund's performance was adversely affected by a slight overweighting in international equities and a somewhat lighter than average exposure to fixed-income securities. The period was a difficult and volatile one for foreign markets. The unmanaged Morgan Stanley Capital International (MSCI(R)) Europe, Australasia and Far East (EAFE) Index, which includes stock markets of industrialized countries outside the U.S., retreated 5.69%, and the MSCI Emerging Markets Index, which includes stocks in developing economies, declined 32.83%, reflecting the turmoil in Southeast Asian equity and currency markets, as well as other emerging markets. U.S. bonds benefited from the anticipated deflationary effects of the Asian slowdown, with the Lehman Brothers Government/Corporate Bond Index gaining 5.12% over the period.

Securities Selection2

The Fund's four largest equity fund investments during the period were Franklin Growth Fund, Mutual Discovery Fund, Mutual Shares Fund, and Franklin Equity
Fund, which together comprised approximately 50% of the Fund's average assets. Mutual Shares returned 4.55% in the six-month period, modestly outperforming the S&P 500, while Mutual Discovery and Franklin Growth slightly lagged the index, with returns of 3.49% and 3.47%, respectively. Franklin Equity Fund fared worse, returning 0.34%. Hampering the Moderate Target Fund's performance somewhat was the subpar performance of our holdings in Templeton Foreign Fund and especially Templeton Developing Markets Trust, which accounted for roughly 6% and 3%, respectively, of assets over the period. While the former fund had a total return of -6.24%, the latter fund was the hardest hit by the market crises in Asia, with a total return of -33.94% in the six-month period, as compared with -32.83% for the MSCI Emerging Markets Index.3


2. All references to underlying funds refer to Advisor Class or Class Z shares of such funds.




GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT




On the fixed-income side, the Fund's two major positions were Franklin's AGE High Income Fund and Franklin U.S. Government Securities Fund, which together averaged about 19% of the Fund's assets over the period. These two funds returned 4.60% and 3.96%, respectively, modestly below our U.S. fixed-income benchmark, the Lehman Brothers Government/Corporate Bond Index, which gained 5.12% for the period. These two funds exhibit relatively short portfolio durations compared with the benchmark, which reduces the extent to which these funds may benefit from declining interest rates. (Of course, these funds were also less exposed to the potential damage from rising rates.)

Conclusion

On balance, our asset allocation had a slightly negative impact on the Fund's relative performance over the period. However, security selection at the underlying fund level, in aggregate, fell somewhat short of the respective Fund benchmarks and had a modestly adverse impact on the Fund's overall performance. Nonetheless, both absolute and relative Fund performance were well within the ranges we projected and we believe consistent with the Fund's longer-term objectives.

Despite recent weakness in foreign equity and currency markets, we firmly believe that global diversification can enhance the risk/return characteristics of investment portfolios. The Fund will continue to invest internationally, allocating assets to both equity and fixed-income funds, although the allocations to each will vary over time.


3. Total returns on all underlying Franklin Templeton Advisor Class and Mutual Series Class Z shares are based on each fund's net asset value as of the opening and close of the period. Calculations include reinvested dividends and capital gains, and the deduction of fees and expenses applicable only to that class.

Please remember that this discussion reflects our views and opinions as of January 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy. The Fund may invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well other considerations, are discussed in the Fund's prospectus.

Note: The discussion above provides a general overview of the primary sources of investment return for the Moderate Target Fund for the six-month period ended January 31, 1998 and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment objectives over much longer time horizons than the period under review. Therefore, it is likely that the performance of the Fund, the underlying funds, and the associated indexes for any single six-month period will vary considerably from the long-term objectives and/or expectations of the portfolio managers. Past performance is not necessarily an indication of future performance and, in particular, recent short-term performance is not a reliable indicator of future long-term performance. No conclusions, positive or negative, should be drawn from the preceding analysis regarding the efficacy of the investment strategy of either the Fund or the underlying funds in which it invests.


PERFORMANCE SUMMARY

Class I

Franklin Templeton Moderate Target Fund - Class I produced a +0.61% cumulative total return for the six-month period ended January 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, decreased $0.77, from $11.26 on July 31, 1997, to $10.49 on January 31, 1998. During the reporting period, shareholders received per-share distributions of 34 cents ($0.34) in income dividends, 43.52 cents ($0.4352) in short-term capital gains, and 5.28 cents ($0.0528) in long-term capital gains. Distributions will vary depending on income earned by the Fund, any profits realized from the sale of securities in the portfolio, the level of the Fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.


Franklin Templeton Moderate Target Fund - Class I
Periods ended 1/31/98
                                                               Since
                                                             Inception
                                         1-YEAR             (12/31/96)
-----------------------------------------------------------------------
Cumulative Total Return1                 10.86%               13.74%

Average Annual Total Return2              5.91%                7.94%

Value of $10,000 Investment3            $10,591              $10,864


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the sales charge.

Note: The Fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the Fund's direct operating expenses so that these expenses do not exceed 0.75%. Absent this agreement, this Fund's direct operating expenses would have been higher and the total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees, under conditions noted in the Fund's prospectus.

All total returns assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Class II

Franklin Templeton Moderate Target Fund - Class II produced a +0.26% cumulative total return for the six-month period ended January 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $0.78, from $11.16 on July 31, 1997, to $10.38 on January 31, 1998. During the reporting period, shareholders received per-share distributions of 31.08 cents ($0.3108) in income dividends, 43.52 cents ($0.4352) in short-term capital gains, and 5.28 cents ($0.0528) in long-term capital gains. Distributions will vary depending on income earned by the Fund, any profits realized from the sale of securities in the portfolio, the level of the Fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.


Franklin Templeton Moderate Target Fund - Class II
Periods ended 1/31/98

                                                        Since
                                                      Inception
                                         1-YEAR      (12/31/96)
----------------------------------------------------------------
Cumulative Total Return1                  9.29%        12.13%

Average Annual Total Return2              7.24%         9.22%

Value of $10,000 Investment3            $10,724       $11,003

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

Note: The Fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the Fund's direct operating expenses so that these expenses do not exceed 1.50%. Absent this agreement, this Fund's direct operating expenses would have been higher and the total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees, under conditions noted in the Fund's prospectus.

All total returns assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN TEMPLETON
GROWTH TARGET FUND

--------------------------------------------------------------------------------
Your Fund's Objective: The Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.
--------------------------------------------------------------------------------

During the six months under review, the Fund's Class I shares had a -0.59% cumulative total return, as discussed in the Performance Summary on page 24. This performance was affected both by its asset allocation and by securities selection within the various underlying funds in which it was invested.1

Asset Allocation

The Fund benefited from an above average exposure to U.S. equities. Despite their recent volatility, U.S. equities turned in a positive performance for the six months under review, although at a lower level than in recent periods. Specifically, the unmanaged Standard & Poor's(R) 500 Stock Index (S&P 500(R)) produced a 3.56% return for the six-month period, compared with 22.55% for the preceding six months. Also helping the Fund's total return was its modest allocation to utility and real estate stocks, which performed very well.


1. See Note on page 23.

You may find a complete listing of the Fund's portfolio holdings, including the number of shares and dollar value, beginning on page 36 of this report.

The Fund's performance was adversely affected by a slight overweighting in international equities and a somewhat lighter than average exposure to fixed-income securities. The period was a difficult and volatile one for foreign markets. The unmanaged Morgan Stanley Capital International (MSCI(R)) Europe, Australasia and Far East (EAFE) Index, which includes stock markets of industrialized countries outside the U.S., retreated 5.69%, and the MSCI Emerging Markets Index, which includes stocks in developing economies, declined 32.83%, reflecting the turmoil in Southeast Asian equity and currency markets, as well as other emerging markets. U.S. bonds benefited from the anticipated deflationary effects of the Asian slowdown, with the Lehman Brothers Government/Corporate Bond Index gaining 5.69% over the period.

Securities Selection2

The Fund's four largest equity fund investments during the period were Franklin Equity Fund, Mutual Discovery Fund, Franklin Growth Fund, and Mutual Shares
Fund, which together comprised approximately 58% of its average assets. Adversely affecting the Fund's performance was the relatively weak performance of the Franklin Equity Fund, which returned 0.34% over the period. This fund suffered from the general decline in technology stocks. Mutual Shares returned 4.55% in the six-month period, modestly outperforming the S&P 500, while Mutual Discovery and Franklin Growth slightly lagged the index, with returns of 3.49% and 3.47%, respectively. Also hampering the Growth Target Fund's performance somewhat was the subpar performance of our holdings in Templeton Foreign Fund and especially Templeton Developing Markets Trust, which accounted for roughly 9% and 3%, respectively, of assets over the period. While the former fund had a total return of -6.24%, the latter fund was the hardest hit by the market crises in Asia, with a total return of -33.94% in the six-month period, as compared with -32.83% for the MSCI Emerging Markets Index.3


2. All references to underlying funds refer to Advisor Class or Class Z shares of such funds.




GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT




Conclusion

On balance, our asset allocation had a small negative impact on the Fund's relative performance over the period. However, security selection at the underlying fund level, in aggregate, fell short of the respective Fund benchmarks and had a meaningful adverse impact on the Fund's overall performance. Nonetheless, both absolute and relative Fund performance were well within the ranges we projected and we believe consistent with the Fund's longer-term objectives.

Despite recent weakness in foreign equity and currency markets, we firmly believe that global diversification can enhance the risk/ return characteristics of investment portfolios. The Fund will continue to invest internationally, allocating assets to both equity and fixed-income funds, although the allocations to each will vary over time.

Please remember that this discussion reflects our views and opinions as of January 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy. The Fund may invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well other considerations, are discussed in the Fund's prospectus.


3. Total returns on all underlying Franklin Templeton Advisor Class and Mutual Series Class Z shares are based on each fund's net asset value as of the opening and close of the period. Calculations include reinvested dividends and capital gains, and the deduction of fees and expenses applicable only to that class.

Note: The discussion above provides a general overview of the primary sources of investment return for the Growth Target Fund for the six-month period ended January 31, 1998 and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment objectives over much longer time horizons than the period under review. Therefore, it is likely that the performance of the Fund, the underlying funds, and the associated indexes for any single six-month period will vary considerably from the long-term objectives and/or expectations of the portfolio managers. Past performance is not necessarily an indication of future performance and, in particular, recent short-term performance is not a reliable indicator of future long-term performance. No conclusions, positive or negative, should be drawn from the preceding analysis regarding the efficacy of the investment strategy of either the Fund or the underlying funds in which it invests.


PERFORMANCE SUMMARY

Class I

Franklin Templeton Growth Target Fund - Class I produced a -0.59% cumulative total return for the six-month period ended January 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, decreased $0.52, from $11.33 on July 31, 1997, to $10.81 on January 31, 1998. During the reporting period, shareholders received per-share distributions of 30.1 cents ($0.301) in income dividends, 7.9 cents ($0.079) in short-term capital gains, and 6.6 cents ($0.066) in long-term capital gains. Distributions will vary depending on income earned by the Fund, any profits realized from the sale of securities in the portfolio, the level of the Fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.

Franklin Templeton Growth Target Fund - Class I
Periods ended 1/31/98

                                                        Since
                                                      Inception
                                         1-YEAR      (12/31/96)
----------------------------------------------------------------
Cumulative Total Return1                  8.62%        12.64%

Average Annual Total Return2              3.72%         6.97%

Value of $10,000 Investment3            $10,372       $10,758

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the sales charge.

Note: The Fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the Fund's direct operating expenses so that these expenses do not exceed 0.75%. Absent this agreement, this Fund's direct operating expenses would have been higher and the total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees, under conditions noted in the Fund's prospectus.

All total returns assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Class II

Franklin Templeton Growth Target Fund - Class II produced a -0.92% cumulative total return for the six-month period ended January 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $0.52, from $11.30 on July 31, 1997, to $10.78 on January 31, 1998. During the reporting period, shareholders received per-share distributions of 26.38 cents ($0.2638) in income dividends, 7.9 cents ($0.079) in short-term capital gains, and 6.6 cents ($0.066) in long-term capital gains. Distributions will vary depending on income earned by the Fund, any profits realized from the sale of securities in the portfolio, the level of the Fund's operating expenses, and the impact of these same factors on the underlying funds held in our portfolio.


Franklin Templeton Growth Target Fund - Class II
Periods ended 1/31/98

                                                        Since
                                                      Inception
                                         1-YEAR      (12/31/96)
----------------------------------------------------------------
Cumulative Total Return1                  8.07%        11.93%

Average Annual Total Return2              6.04%         9.04%

Value of $10,000 Investment3            $10,604       $10,983

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

Note: The Fund's manager has agreed in advance to waive or limit the asset allocation fee and/or make certain payments to reduce the Fund's direct operating expenses so that these expenses do not exceed 1.50%. Absent this agreement, this Fund's direct operating expenses would have been higher and the total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees, under conditions noted in the Fund's prospectus.

All total returns assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.



             Past performance is not predictive of future results.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

Franklin Templeton Conservative Target Fund


                                                                            CLASS I
                                                       -----------------------------------------------
                                                        Six Months Ended
                                                        January 31, 1998        PERIOD ENDED JULY 31,
                                                          (UNAUDITED)                 1997***
                                                       -----------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $10.87                      $10.00
                                                       -----------------------------------------------
Income from investment operations:
 Net investment income                                         .26                         .12
 Net realized and unrealized gains (losses)                   (.04)                        .80
                                                       -----------------------------------------------
Total from investment operations                               .22                         .92
                                                       -----------------------------------------------
Less distributions from:
 Net investment income                                        (.31)                       (.05)
 Net realized gains                                           (.06)                         --
Total distributions                                           (.37)                       (.05)
                                                       -----------------------------------------------
Net asset value, end of period                              $10.72                      $10.87
                                                       ===============================================
Total return*                                                 2.05%                       9.21%

Ratios/supplemental data

Net assets, end of period (000's)                            $4,365                      $1,609
Ratios to average net assets:
 Expenses**                                                    .79%                        .59%
 Expenses excluding waiver and payments by affiliate**        1.62%                       3.64%
 Net investment income                                        3.13%                       3.93%**
Portfolio turnover rate                                      93.38%                      33.30%


*Total return does not reflect the contingent deferred sales charges, and is not annualized.
**Annualized.
***For the period December 31, 1996 (effective date) to July 31, 1997.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

Franklin Templeton Conservative Target Fund (cont.)

                                                                            CLASS II
                                                       -----------------------------------------------
                                                        Six Months Ended
                                                        January 31, 1998        PERIOD ENDED JULY 31,
                                                          (UNAUDITED)                 1997***
                                                       -----------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                         $10.81                   $10.00
                                                       -----------------------------------------------
Income from investment operations:
 Net investment income                                          .23                      .10
 Net realized and unrealized gains (losses)                    (.06)                     .75
                                                       -----------------------------------------------
Total from investment operations                                .17                      .85
                                                       -----------------------------------------------
Less distributions from:
 Net investment income                                         (.27)                    (.04)
 Net realized gains                                            (.06)                      --
Total distributions                                            (.33)                    (.04)
                                                       -----------------------------------------------
Net asset value, end of period                               $10.65                   $10.81
                                                       ===============================================
Total return*                                                  1.60%                    8.48%

Ratios/supplemental data

Net assets, end of period (000's)                             $6,133                   $3,010
Ratios to average net assets:
 Expenses**                                                    1.51%                    1.48%
 Expenses excluding waiver and payments by affiliate**         2.43%                    4.53%
 Net investment income                                         2.64%                    3.04%**
Portfolio turnover rate                                       93.38%                   33.30%

*Total return does not reflect the contingent deferred sales charges, and is not annualized.
**Annualized.
***For the period December 31, 1996 (effective date) to July 31, 1997.



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Statement of Investments, January 31, 1998 (unaudited)

 Franklin Templeton Conservative Target Fund                           SHARES        VALUE
--------------------------------------------------------------------------------------------
aMutual Funds  99.7%
 Franklin AGE High Income Fund                                        147,424    $   440,799
 Franklin Equity Fund                                                  45,592        444,532
 Franklin Growth Fund                                                  57,625      1,577,782
 Franklin Real Estate Securities Fund                                  17,339        310,898
 Franklin Small Cap Growth Fund                                         9,266        211,272
 Franklin U.S. Government Securities Fund                             549,277      3,817,481
 Franklin Utilities Fund                                               93,590      1,001,414
 Franklin Value Fund                                                    8,744        208,374
 Mutual Discovery Fund                                                 55,761      1,053,885
 Mutual Shares Fund                                                    41,080        868,437
 Templeton Developing Markets Trust                                    13,575        160,061
 Templeton Foreign Fund                                                37,609        376,092
                                                                                ------------
 Total Long Term Investments (Cost $10,407,901)                                   10,471,027
                                                                                ============

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
bRepurchase Agreement  .4%
 Joint Repurchase Agreement, 5.578%, 2/02/98, (Maturity Value $37,858)
  (Cost $37,840)                                                      $37,840         37,840
                                                                                ------------
  BancAmerica Robertson Stephens
  Barclays Capital Group, Inc.
  Bear, Stearns & Co., Inc.
  BT Alex Brown, Inc.
  Chase Securities, Inc.
  CIBC Wood Gundy Securities Corp.
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America, L.L.C.
  Greenwich Capital Markets, Inc.
  Lehman Brothers, Inc.
  Paribas Corp.
  SBC Warburg Dillon Read, Inc.
  UBS Securities, L.L.C.
 Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $10,445,741)  100.1%                                    $10,508,867
 Other Assets, less Liabilities  (.1%)                                               (11,434)
                                                                                ------------
 Net Assets  100.0%                                                              $10,497,433
                                                                                ============

aAll investments in the Underlying Funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.

bInvestment is through participation in a joint account with other Funds managed by the investment advisor. At January 31, 1998, all repurchase agreements had been entered into on January 30, 1998.



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

Franklin Templeton Moderate Target Fund

                                                                            CLASS I
                                                       -----------------------------------------------
                                                        Six Months Ended
                                                        January 31, 1998        PERIOD ENDED JULY 31,
                                                          (UNAUDITED)                 1997***
                                                       -----------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $11.26                    $10.00
                                                       -----------------------------------------------
Income from investment operations:
 Net investment income                                         .28                       .17
 Net realized and unrealized gains (losses)                   (.22)                     1.13
                                                       -----------------------------------------------
Total from investment operations                               .06                      1.30
                                                       -----------------------------------------------
Less distributions from:
 Net investment income                                        (.34)                     (.04)
 Net realized gains                                           (.49)                       --
Total distributions                                           (.83)                     (.04)
                                                       -----------------------------------------------
Net asset value, end of period                              $10.49                    $11.26
                                                       ===============================================
Total return*                                                  .61%                    13.05%

Ratios/supplemental data

Net assets, end of period (000's)                           $11,143                    $6,498
Ratios to average net assets:
 Expenses**                                                    .82%                      .67%
 Expenses excluding waiver and payments by affiliate**        1.30%                     1.26%
 Net investment income                                        2.93%                     2.69%**
Portfolio turnover rate                                      73.70%                   264.78%

*Total return does not reflect the contingent deferred sales charges, and is not annualized.
**Annualized.
***For the period December 31, 1996 (effective date) to July 31, 1997.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

Franklin Templeton Moderate Target Fund (cont.)

                                                                            CLASS II
                                                       -----------------------------------------------
                                                        Six Months Ended
                                                        January 31, 1998        PERIOD ENDED JULY 31,
                                                          (UNAUDITED)                 1997***
                                                       -----------------------------------------------

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $11.16                   $10.00
                                                       -----------------------------------------------
Income from investment operations:
 Net investment income                                         .27                      .07
 Net realized and unrealized gains (losses)                   (.25)                    1.11
                                                       -----------------------------------------------
Total from investment operations                               .02                     1.18
                                                       -----------------------------------------------
Less distributions from:
 Net investment income                                        (.27)                    (.02)
 In excess of net investment income                           (.04)                      --
 Net realized gains                                           (.49)                      --
                                                       -----------------------------------------------
Total distributions                                           (.80)                    (.02)
                                                       -----------------------------------------------
Net asset value, end of period                              $10.38                   $11.16
                                                       ===============================================
Total return*                                                  .26%                   11.84%

Ratios/supplemental data

Net assets, end of period (000's)                           $12,172                   $4,695
Ratios to average net assets:
 Expenses**                                                   1.50%                    1.50%
 Expenses excluding waiver and payments by affiliate**        1.99%                    2.09%
 Net investment income                                        2.73%                    1.86%**
Portfolio turnover rate                                      73.70%                  264.78%

*Total return does not reflect the contingent deferred sales charges, and is not annualized.
**Annualized.
***For the period December 31, 1996 (effective date) to July 31, 1997.



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Statement of Investments, January 31, 1998 (unaudited)

 Franklin Templeton Moderate Target Fund                                  SHARES           VALUE
---------------------------------------------------------------------------------------------------
aMutual Funds  99.4%
 Franklin AGE High Income Fund                                            386,395       $ 1,155,323
 Franklin Equity Fund                                                     199,523         1,945,354
 Franklin Growth Fund                                                     148,878         4,076,285
 Franklin Real Estate Securities Fund                                      38,319           687,073
 Franklin Small Cap Growth Fund                                            35,777           815,718
 Franklin U.S. Government Securities Fund                                 551,650         3,833,972
 Franklin Utilities Fund                                                  274,832         2,940,706
 Franklin Value Fund                                                       33,882           807,421
 Mutual Discovery Fund                                                    124,714         2,357,101
 Mutual Shares Fund                                                       102,989         2,177,201
 Templeton Developing Markets Trust                                        44,095           519,891
 Templeton Foreign Fund                                                   118,385         1,183,857
 Templeton Global Bond Fund                                                70,859           690,173
                                                                                     --------------
 Total Long Term Investments (Cost $23,255,568)                                          23,190,075
                                                                                     --------------

                                                                                        PRINCIPAL
                                                                                         AMOUNT
                                                                                     --------------
 bRepurchase Agreement .4%
  Joint Repurchase Agreement, 5.578%, 2/02/98, (Maturity Value $85,088)
   (Cost $85,048)                                                         $85,048            85,048
                                                                                     --------------
  BancAmerica Robertson Stephens
  Barclays Capital Group, Inc.
  Bear, Stearns & Co., Inc.
  BT Alex Brown, Inc.
  Chase Securities, Inc.
  CIBC Wood Gundy Securities Corp.
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America, L.L.C.
  Greenwich Capital Markets, Inc.
  Lehman Brothers, Inc.
  Paribas Corp.
  SBC Warburg Dillon Read, Inc.
  UBS Securities, L.L.C.
 Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $23,340,616)  99.8%                                             23,275,123
 Other Assets, less Liabilities  .2%                                                         40,633
                                                                                     --------------
 Net Assets  100.0%                                                                     $23,315,756
                                                                                     ==============


aAll investments in the Underlying Funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.
bInvestment is through participation in a joint account with other funds managed by the investment advisor. At January 31, 1998, all repurchase agreements had been entered into on January 30, 1998.



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

Franklin Templeton Growth Target Fund

                                                                            CLASS I
                                                       -----------------------------------------------
                                                        Six Months Ended
                                                        January 31, 1998        PERIOD ENDED JULY 31,
                                                          (UNAUDITED)                 1997***
                                                       -----------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $11.33                   $10.00
                                                       -----------------------------------------------
Income from investment operations:
 Net investment income                                         .28                      .05
 Net realized and unrealized gains (losses)                   (.35)                    1.28
                                                       -----------------------------------------------
Total from investment operations                              (.07)                    1.33
                                                       -----------------------------------------------
Less distributions from:
 Net investment income                                        (.30)                      --
 Net realized gains                                           (.15)                      --
Total distributions                                           (.45)                      --
                                                       -----------------------------------------------
Net asset value, end of period                              $10.81                   $11.33
                                                       ===============================================

Total return*                                                 (.59%)                  13.30%

Ratios/supplemental data
Net assets, end of period (000's)                           $15,871                   $9,638
Ratios to average net assets:
 Expenses**                                                    .76%                     .73%
 Expenses excluding waiver and payments by affiliate**        1.20%                    2.19%
 Net investment income                                        2.79%                    2.65%**
Portfolio turnover rate                                      83.46%                   65.52%

*Total return does not reflect the contingent deferred sales charges, and is not annualized.
**Annualized.
***For the period December 31, 1996 (effective date) to July 31, 1997.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

Franklin Templeton Growth Target Fund (cont.)

                                                                            CLASS II
                                                       -----------------------------------------------
                                                        Six Months Ended
                                                        January 31, 1998        PERIOD ENDED JULY 31,
                                                          (UNAUDITED)                 1997***
                                                       -----------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                         $11.30                  $10.00
                                                       -----------------------------------------------
Income from investment operations:
 Net investment income                                          .23                     .04
 Net realized and unrealized gains (losses)                    (.34)                   1.26
                                                       -----------------------------------------------
Total from investment operations                               (.11)                   1.30
                                                       -----------------------------------------------
Less distributions from:
 Net investment income                                         (.26)                     --
 Net realized gains                                            (.15)                     --
                                                       -----------------------------------------------
Total distributions                                            (.41)                     --
                                                       -----------------------------------------------
Net asset value, end of period                               $10.78                  $11.30
                                                       ===============================================

Total return*                                                  (.92%)                 13.00%

Ratios/supplemental data
Net assets, end of period (000's)                            $12,816                  $4,733
Ratios to average net assets:
 Expenses**                                                    1.51%                   1.49%
 Expenses excluding waiver and payments by affiliate**         1.90%                   2.95%
 Net investment income                                         2.54%                   1.89%**
Portfolio turnover rate                                       83.46%                  65.52%

*Total return does not reflect the contingent deferred sales charges, and is not annualized.
**Annualized.
***For the period December 31, 1996 (effective date) to July 31, 1997.



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Statement of Investments, January 31, 1998 (unaudited)

 Franklin Templeton Growth Target Fund                                SHARES          VALUE
----------------------------------------------------------------------------------------------
 aMutual Funds  99.4%
 Franklin AGE High Income Fund                                        378,823      $ 1,132,682
 Franklin Equity Fund                                                 284,226        2,771,209
 Franklin Growth Fund                                                 208,507        5,708,938
 Franklin Real Estate Securities Fund                                  46,960          842,005
 Franklin Small Cap Growth Fund                                        62,631        1,428,009
 Franklin U.S. Government Securities Fund                             122,180          849,161
 Franklin Utilities Fund                                              219,333        2,346,868
 Franklin Value Fund                                                   59,319        1,413,579
 Mutual Discovery Fund                                                226,974        4,289,825
 Mutual Shares Fund                                                   154,412        3,264,267
 Templeton Developing Markets Trust                                    73,686          868,766
 Templeton Foreign Fund                                               188,809        1,888,099
 Templeton Global Bond Fund                                           116,386        1,133,609
 Templeton Global Small Company Growth                                 71,705          574,361
                                                                                  ------------
 Total Long Term Investments (Cost $28,953,817)                                     28,511,378
                                                                                  ------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                -----------
 bRepurchase Agreement .5%
 Joint Repurchase Agreement, 5.578%, 2/2/98 (Maturity Value $146,010)
  (Cost $145,942)                                                    $145,942      145,942
                                                                                ----------
  BancAmerica Robertson Stephens
  Barclays Capital Group, Inc.
  Bear, Stearns & Co., Inc.
  BT Alex Brown, Inc.
  Chase Securities, Inc.
  CIBC Wood Gundy Securities Corp.
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America, L.L.C.
  Greenwich Capital Markets, Inc.
  Lehman Brothers, Inc.
  Paribas Corp.
  SBC Warburg Dillon Read, Inc.
  UBS Securities, L.L.C.
 Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $29,099,759)  99.9%                                    28,657,320
 Other Assets, less Liabilities  .1%                                                29,566
                                                                                ----------
 Net Assets  100.0%                                                            $28,686,886
                                                                                ==========


aAll investments in the Underlying Funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.
bInvestment is through participation in a joint account with other funds managed by the investment advisor. At January 31, 1998, all repurchase agreements had been entered into on January 30, 1998.



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

Statement of Assets and Liabilities
January 31, 1998

                                                            Franklin Templeton        Franklin Templeton       Franklin Templeton
                                                               Conservative                Moderate                  Growth
                                                               Target Fund               Target Fund              Target Fund
                                                            ---------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost                                                         $10,445,741               $23,340,616              $29,099,759
                                                            =====================================================================
  Value                                                         10,508,867                23,275,123               28,657,320
 Cash                                                                   --                    75,400                   73,459
 Receivables:
  Capital shares sold                                               13,671                    23,242                   68,722
  Affiliates                                                         5,826                     6,894                   47,757
 Organization costs                                                 53,528                    53,528                   53,528
                                                            ---------------------------------------------------------------------
  Total assets                                                  10,581,892                23,434,187               28,900,786
                                                            ---------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased                                   18,000                    70,000                  130,000
  Capital shares redeemed                                           27,085                       380                   25,473
  Affiliates                                                        16,527                    32,781                   40,589
  Shareholders                                                      22,847                    15,270                   17,838
                                                            ---------------------------------------------------------------------
   Total liabilities                                                84,459                   118,431                  213,900
                                                            ---------------------------------------------------------------------
      Net assets, at value                                     $10,497,433               $23,315,756              $28,686,886
                                                            =====================================================================
Net assets consist of:
 Undistributed net investment income                               $ 4,172                       $--                  $ 1,659
 Accumulated distributions in excess of net investment income           --                    (3,840)                      --
 Net unrealized appreciation (depreciation)                         63,126                   (65,493)                (442,439)
 Accumulated net realized gain                                      17,924                    50,311                   78,781
 Capital shares                                                 10,412,211                23,334,778               29,048,885
                                                            ---------------------------------------------------------------------
      Net assets, at value                                     $10,497,433               $23,315,756              $28,686,886
                                                            =====================================================================
Class I:
 Net assets, at value                                          $ 4,364,767               $11,143,363              $15,870,726
                                                            =====================================================================
 Shares outstanding                                                407,181                 1,062,135                1,468,828
                                                            =====================================================================
 Net asset value per share*                                         $10.72                    $10.49                   $10.81
                                                            =====================================================================
 Maximum offering price per share (net asset value
  per share / 95.5%)                                                $11.23                    $10.98                   $11.32
                                                            =====================================================================
Class II:
 Net assets, at value                                          $ 6,132,666               $12,172,393              $12,816,160
                                                            =====================================================================
 Shares outstanding                                                576,012                 1,172,285                1,189,383
                                                            =====================================================================
 Net asset value per share*                                         $10.65                    $10.38                   $10.78
                                                            =====================================================================
 Maximum offering price per share (net asset
  value per share / 99%)                                            $10.76                    $10.48                   $10.89
                                                            =====================================================================


*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

Statement of Operations
for the six months ended January 31, 1998 (unaudited)


                                                              Franklin Templeton   Franklin Templeton   Franklin Templeton
                                                                 Conservative           Moderate             Growth
                                                                  Target Fund         Target Fund          Target Fund
                                                            ----------------------------------------------------------------
Investment income:
 Dividends                                                         $270,600             $594,671            $ 717,830
 Interest                                                             1,759                2,795                3,078
                                                            ================================================================
      Total investment Income                                       272,359              597,466              720,908
                                                            ----------------------------------------------------------------
Expenses:
 Asset allocation fees (Note 3)                                       9,913               21,897               28,058
 Distribution fees (Note 3)
  Class I                                                             4,781               14,640               16,355
  Class II                                                           22,716               42,721               47,901
 Transfer agent fees (Note 3)                                         5,285               10,401               18,508
 Reports to shareholders                                              1,405                2,715                5,753
 Registration and filing fees                                        18,172               27,924               25,118
 Professional fees                                                    2,809                5,492                8,195
 Amortization of offering costs                                       9,977                9,977                9,977
 Amortization of organization costs                                   6,833                6,833                6,833
 Other                                                                  335                1,353                  572
                                                            ----------------------------------------------------------------
      Total expenses                                                 82,226              143,953              167,270
      Expenses waived/paid by affiliate (Note 3)                    (34,903)             (42,972)             (46,897)
                                                            ----------------------------------------------------------------
       Net expenses                                                  47,323              100,981              120,373
                                                            ----------------------------------------------------------------
        Net investment income                                       225,036              496,485              600,535
                                                            ----------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
Investments                                                        (107,942)            (216,849)            (529,530)
Distributions by Underlying Funds                                   170,009              508,585              929,340
                                                            ----------------------------------------------------------------
Net realized gain                                                    62,067              291,736              399,810
 Net unrealized depreciation on investments                        (146,908)            (710,903)          (1,212,652)
                                                            ----------------------------------------------------------------
Net realized and unrealized loss                                    (84,841)            (419,167)            (812,842)
                                                            ----------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $140,195             $ 77,318           $ (212,307)
                                                            ================================================================



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended January 31, 1998 (unaudited) and the period December 31, 1996 (effective date) to July 31, 1997

                                                Franklin Templeton             Franklin Templeton            Franklin Templeton
                                             Conservative Target Fund         Moderate Target Fund           Growth Target Fund
                                           Six Months          Period      Six Months         Period      Six Months        Period
                                              Ended            Ended         Ended             Ended        Ended            Ended
                                             1/31/98          7/31/97       1/31/98           7/31/97      1/31/98          7/31/97
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                    $ 225,036         $ 34,271      $ 496,485        $ 140,811     $ 600,535        $ 55,207
  Net realized gain (loss) from
 investments                                  62,067            1,422        291,736          608,185       399,810         (10,238)
  Net unrealized appreciation
 (depreciation) on
 investments                                (146,908)         210,034       (710,903)         645,410    (1,212,652)        770,213
                                        ============================================================================================
      Net increase (decrease)
 in net assets resulting
 from operations                             140,195          245,727         77,318        1,394,406      (212,307)        815,182
Distributions to shareholders from:
 Net investment income:
  Class I                                   (112,575)          (2,504)      (283,176)         (44,458)     (374,235)             --
  Class II                                  (129,550)          (2,663)      (242,527)          (3,938)     (262,212)             --
 In excess of net investment income
  Class II                                        --               --        (30,170)              --            --              --
 Net realized gains:
  Class I                                    (24,813)              --       (428,939)              --      (184,015)             --
  Class II                                   (31,333)              --       (468,355)              --      (149,026)             --
                                        ============================================================================================
Total distributions
  to shareholders                           (298,271)          (5,167)    (1,453,167)         (48,396)     (969,488)             --
Capital share transactions (Note 2):
 Class I                                   2,817,134        1,509,464      5,312,836        5,398,048     6,878,261       9,108,579
 Class II                                  3,219,544        2,828,807      8,185,815        4,408,896     8,619,996       4,406,663
                                        --------------------------------------------------------------------------------------------
Total capital share transactions           6,036,678        4,338,271     13,498,651        9,806,944    15,498,257      13,515,242
                                        --------------------------------------------------------------------------------------------
      Net increase in
 net assets                                5,878,602        4,578,831     12,122,802       11,152,954    14,316,462      14,330,424
Net assets:
 Beginning of period                       4,618,831           40,000     11,192,954           40,000    14,370,424          40,000
                                        --------------------------------------------------------------------------------------------
 End of period                           $10,497,433       $4,618,831    $23,315,756      $11,192,954   $28,686,886     $14,370,424
                                        ============================================================================================
Undistributed net investment
 income (Accumulated distribu-
 tions in excess of net investment
 income) included in net assets
  End of period                              $ 4,172         $ 21,261       $ (3,840)        $ 55,548       $ 1,659        $ 37,571
                                        ============================================================================================



                       See notes to financial statements.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of three separate series (the Funds): Franklin Templeton
Conservative Target Fund (the Conservative Target Fund), Franklin Templeton Moderate Target Fund (the Moderate Target Fund), and Franklin Templeton Growth Target Fund (the Growth Target Fund). The investment objective of each Fund is to seek the highest level of long-term total return that is consistent with an acceptable level of risk. The following summarizes the Funds' significant accounting policies.

The Funds will invest primarily in open-end investment companies that are members of the Franklin Templeton Group of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

a. Security Valuation:

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. Income Taxes:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distribution:

Investments in the Underlying Funds are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Distributions received by the Trust from the Underlying Funds may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Organization Costs:

Organization costs are amortized on a straight line basis over five years.

e. Offering Costs:

Offering costs are amortized on a straight-line basis over twelve months.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST


The Funds offer two classes of shares: Class I and Class II. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At January 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                                      Franklin Templeton           Franklin Templeton             Franklin Templeton
                                                         Conservative                   Moderate                        Growth
                                                          Target Fund                  Target Fund                    Target Fund
                                                  ----------------------------------------------------------------------------------
                                                   Shares       Amount        Shares         Amount         Shares         Amount
                                                  ----------------------------------------------------------------------------------
Class I Shares:
Six months ended January 31, 1998
 Shares sold                                       411,034     $4,488,114     608,505     $ 6,738,317       637,591     $ 7,119,871
 Shares issued in reinvestment of distributions     12,818        136,308      67,325         700,799        52,028         554,091
 Shares redeemed                                  (164,720)    (1,807,288)   (190,893)     (2,126,280)      (71,577)       (795,701)
                                                  ----------------------------------------------------------------------------------
 Net increase                                      259,132     $2,817,134     484,937     $ 5,312,836       618,042     $ 6,878,261
                                                  ==================================================================================
1997*
 Shares sold                                       147,156     $1,521,029   2,285,701     $23,471,335     1,057,498     $11,368,939
 Shares issued in reinvestment of distributions        237          2,481       4,211          44,361            --              --
 Shares redeemed                                    (1,344)       (14,046) (1,714,714)    (18,117,648)     (208,712)     (2,260,360)
                                                 ----------------------------------------------------------------------------------
 Net increase                                      146,049    $ 1,509,464     575,198     $ 5,398,048       848,786     $ 9,108,579
                                                  ==================================================================================
Class II Shares:
Six months ended January 31, 1998
 Shares sold                                       302,888    $ 3,278,103     725,141     $ 7,944,164       774,013     $ 8,676,145
 Shares issued in reinvestment of distributions     14,948        157,896      71,598         736,752        38,131         404,503
 Shares redeemed                                   (20,323)      (216,455)    (45,175)       (495,101)      (41,654)       (460,652)
                                                 ----------------------------------------------------------------------------------
 Net increase                                      297,513    $ 3,219,544     751,564     $ 8,185,815       770,490     $ 8,619,996
                                                  ==================================================================================
1997*
 Shares sold                                       290,216    $ 2,972,947     445,681     $ 4,698,104       424,731     $ 4,492,477
 Shares issued in reinvestment of distributions        254          2,624         369           3,934            --              --
 Shares redeemed                                   (13,971)      (146,764)    (27,329)       (293,142)       (7,838)        (85,814)
                                                 ----------------------------------------------------------------------------------
 Net increase                                      276,499    $ 2,828,807     418,721     $ 4,408,896       416,893     $ 4,406,663
                                                  ==================================================================================


*For 1997, figures are for the period December 31, 1996 (effective date) to July 31, 1997.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Investor Services, Inc. (Investor Services), Franklin/Templeton Distributors, Inc. (Distributors), and the Underlying Funds, the Funds' investment manager, administrative manager, transfer agent, principal underwriter, and the Funds in which the Trust invests, respectively.

The Funds pay an investment advisory and asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

Advisers agreed in advance to waive management fees and assume payment of other expenses for the Funds through January 31, 1998 as noted in the Statement of Operations.

The Funds reimburse Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Funds shares.

Distributors received/paid net commissions from/on sales of the Funds shares, and received contingent deferred sales charges for the period as follows:

                                         Franklin       Franklin      Franklin
                                        Templeton      Templeton     Templeton
                                       Conservative     Moderate       Growth
                                       Target Fund    Target Fund   Target Fund
                                      ------------------------------------------
    Net Commissions received (paid)      $4,172        $(12,786)      $11,379
    Contingent deferred sales charges     $ 132           $ 778        $  930


4. INCOME TAXES

At January 31, 1998, the Growth Target Fund had tax basis capital losses of $117 which may be carried over to offset future capital gains. Such losses expire in 2005.

Net realized capital gains/losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

4. INCOME TAXES (cont.)

At January 31, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                     Franklin       Franklin      Franklin
                                    Templeton      Templeton     Templeton
                                   Conservative     Moderate       Growth
                                   Target Fund    Target Fund   Target Fund
                                   -----------------------------------------
      Investment at cost           $10,515,622    $23,538,526   $ 29,247,483
                                   =========================================
      Unrealized appreciation          141,060        287,678        348,745
      Unrealized depreciation         (147,815)      (551,081)      (938,908)
                                   -----------------------------------------
      Net unrealized depreciation     $ (6,755)    $ (263,403)    $ (590,163)
                                   =========================================


5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds for the period ended January 31, 1998, were as follows:

                                Franklin       Franklin       Franklin
                                Templeton      Templeton      Templeton
                              Conservative     Moderate        Growth
                               Target Fund    Target Fund    Target Fund
                             -------------------------------------------
      Purchases               $13,508,435     $25,712,967    $34,279,840
      Sales                   $ 7,449,403     $12,700,172    $18,328,350









Franklin Templeton Fund Allocator Series Semi-Annual Report
January 31, 1998.

APPENDIX
DESCRIPTION OF GRAPHIC  MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)


GRAPHIC MATERIAL (1)

This chart shows in pie format the Asset Allocation of the Franklin Templeton Conservative Target Fund based on Total Net Assets as of 1/31/98.

U.S. Equities                 36%
International Equities        10%
U.S. Fixed Income
Securities                    41%
Short-Term Obligations
And Other Net Assets          13%


GRAPHIC MATERIAL (2)

This chart shows in pie format the Asset Allocation of the Franklin Templeton Moderate Target Fund based on Total Net Assets as of 1/31/98.

U.S. Equities                47%
U.S. Fixed Income
Securities                   23%
International Equities       13%
International Fixed
Income Securities             3%
Short-Term Obligations
And Other Net Assets         14%


GRAPHIC MATERIAL (3)

This chart shows in pie format the Asset Allocation of the Franklin Templeton Growth Target Fund based on Total Net Assets as of 1/31/98.

U.S. Equities                 52%
International Equities        19%
U.S. Fixed Income
Securities                     9%
International Fixed
Income Securities              3%
Short-Term Obligations
And Other Net Assets          17%